Income Taxes (Schedule Of Principal Components Of Net Deferred Tax Liability) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Schedule of Principal Components of Net Tax Expense [Line Items]
Accelerated depreciation and other property differences	$ 1,429.2	$ 1,235.2
Pension and Other Postretirement/Postemployment Benefits	29.9	27.7
Other regulatory assets	71.8	62.8
Equity Method Investments	124.3	99.2
Deferred Tax Liabilities, Gross	1,655.2	1,424.9
Other regulatory liabilities	(126.8)	(116.7)
Net operating loss carryforward	(141.4)	(70.3)
Other	(38.9)	(42.2)
Total Deferred Tax Assets	(307.1)	(229.2)
Net Deferred Tax Liabilities	1,348.1	1,195.7
Less: Deferred income taxes related to current assets and liabilities	0.0	(60.0)
Non-Current Deferred Tax Liability	$ 1,348.1	$ 1,255.7